INCOME TAXES (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes and earnings (loss) per share, if the reliefs granted in the form of preferential tax rates to certain subsidiaries were not available
Provision for income taxes	$ (6,131)	$ 99	$ 9,388
No Tax Holidays In Effect
Provision for income taxes and earnings (loss) per share, if the reliefs granted in the form of preferential tax rates to certain subsidiaries were not available
Provision for income taxes	$ (13,177)	$ (2,716)	$ 7,082
Basic and diluted income (loss) per share (in dollars per share)	$ (0.38)	$ (0.32)	$ (0.57)